Schedule of Reconciliation of Weighted Average Shares Outstanding (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Subsequent Events [Abstract]
Net income (loss) available to common shareholders	$ 1,149,145	$ 311,381	$ (203,379)	$ (118,579)	$ 1,460,526	$ (321,958)	$ (4,080,258)	$ 565,595
Derivative (gain) loss associated with convertible debt	(1,642,566)				(2,493,598)
Interest expense associated with convertible debt	(75,319)				(96,853)
Net income (loss) for dilutive calculation	$ (568,740)		$ (203,379)		$ (1,129,925)	$ (321,958)
Weighted average common shares outstanding	49,912,073		22,328,160		49,889,604	20,806,755	31,012,343	15,558,746
Dilutive effect of convertible debt	575,758				575,758
Dilutive effect of common stock warrants	10,285,478				10,700,692
Dilutive effect of common stock options	1,770,068				1,938,044
Weighted average shares outstanding for diluted net income (loss) per share	62,543,377		22,328,160		63,104,098	20,806,755	31,012,343	15,558,746